Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary shares ($0.00005 par value) [Member]	Additional paid-in capital [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income /(loss) [Member]
Beginning balance at Dec. 31, 2011	$ 50,853,028	$ 250,939	$ 184,874,259	$ (132,449,371)	$ (1,822,799)
Beginning balance, shares at Dec. 31, 2011		5,019,786,036
Share repurchase, shares		(287,339,476)
Share repurchase	(8,169,481)	(14,364)	(8,155,117)	0	0
Stock-based compensation expense	463,753	0	463,753	0	0
Currency translation adjustments of subsidiaries	(89,616)	0	0	0	(89,616)
Net loss	(9,491,138)	0	0	(9,491,138)	0
Ending balance at Dec. 31, 2012	33,566,546	236,575	177,182,895	(141,940,509)	(1,912,415)
Ending balance, shares at Dec. 31, 2012		4,732,446,560
Share repurchase, shares		(5,798,200)
Share repurchase	(58,147)	(290)	(57,857)	0	0
Exercise of stock options, shares		4,000,000
Exercise of stock options	46,400	200	46,200	0	0
Stock-based compensation expense	1,023,871	0	1,023,871	0	0
Currency translation adjustments of subsidiaries	(97,774)	0	0	0	(97,774)
Net loss	(34,427,734)	0	0	(34,427,734)	0
Ending balance at Dec. 31, 2013	53,162	236,485	178,195,109	(176,368,243)	(2,010,189)
Ending balance, shares at Dec. 31, 2013	4,730,648,360	4,730,648,360
Exercise of stock options, shares		32,712,500
Exercise of stock options	338,563	1,635	336,928	0	0
Stock-based compensation expense	600,995	0	600,995	0	0
Equity contribution from Shanda	5,405,317	0	5,405,317	0	0
Currency translation adjustments of subsidiaries	193,864	0	0	0	193,864
Net loss	(10,727,642)	0	0	(10,727,642)	0
Ending balance at Dec. 31, 2014	$ (4,135,741)	$ 238,120	$ 184,538,349	$ (187,095,885)	$ (1,816,325)
Ending balance, shares at Dec. 31, 2014	4,763,360,860	4,763,360,860